Events after the balance sheet date	12 Months Ended
Dec. 31, 2024
Events after the balance sheet date
Events after the balance sheet date

28. Events after the balance sheet date

On April 17, 2025, the Group announced that Jansen terminated the license agreement for the development of ADX71149 and returned the program including all related intellectual property to the Group.